Shareholder Report, Average Annual Return (Details) 195698_F-m Compoundr High Yield Bond ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Compoundr High Yield Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Compoundr High Yield Bond ETF
Average Annual Return, Percent	2.96%	3.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	2.27%
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Compoundr High-Yield Corporate Bond Total Return Index
Average Annual Return, Percent	3.76%	4.27%